Annual Fund Operating Expenses - Tarkio Fund - Tarkio Fund [Default Label]	Sep. 28, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Net Expenses (as a percentage of Assets)	1.00%